UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-09205

          Advantage Advisers Xanthus Fund, LLC

(Exact name of registrant as specified in charter)

200 Park Avenue, 24th Floor
     New York, NY 10166

(Address of principal executive offices) (Zip code)

Kenneth Gerstein

Schulte, Roth and Zabel LLP

919 3rd Avenue, 24th Floor

               New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:  212-667-4225

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)

Shares			March 31, 2010 Value

	Investment in Securities – 108.03%
	Common Stock – 107.84%
	United States – 75.45%
	Commercial Services - Finance – 9.07%
121,783	Mastercard, Inc., Class A	(a)	$30,932,882
801,125	Verisk Analytics, Inc., Class A*		22,591,725
354,930	Visa, Inc., Class A Shares	(a)	32,309,278

			85,833,885

	Computers – 9.49%
239,760	Apple, Inc.*	(a)	56,326,817
651,000	Dell, Inc.*	(a)	9,771,510
445,000	Hewlett-Packard Co.	(a)	23,651,750

			89,750,077

	Computers - Memory Devices – 6.80%
1,041,550	EMC Corp.*	(a)	18,789,562
1,315,721	SanDisk Corp.*	(a)	45,563,418

			64,352,980

	E-Commerce / Services – 1.54%
539,677	eBay, Inc.*	(a)	14,544,295

	Electronic Components - Semiconductors – 9.77%
833,619	Broadcom Corp., Class A	(a)	27,659,478
382,300	Intel Corp.		8,509,998
1,117,300	Micron Technology, Inc.*		11,608,747
533,042	Monolithic Power Systems, Inc.*	(a)	11,886,837
470,097	Nvidia Corp.*		8,170,286
848,000	OmniVision Technologies, Inc. *		14,568,640
92,850	Silicon Laboratories, Inc.*		4,426,159
221,750	Volterra Semiconductor Corp.*		5,565,925

			92,396,070

	Engineering / R&D Services – 1.86%
347,058	Mistras Group, Inc.*		3,467,109
411,933	Shaw Group, Inc.*		14,178,734

			17,645,843

	Enterprise Software / Services – 3.28%
781,517	CA, Inc.	(a)	18,342,204

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			March 31, 2010 Value

	Common Stock – (continued)
	United States – (continued)
	Enterprise Software / Services (continued)
490,265	Taleo Corp., Class A*		$12,702,766

			31,044,970

	Finance - Other Services – 1.05%
88,436	IntercontinentalExchange, Inc.*		9,920,751

	Industrial Audio & Video Production – 3.02%
487,562	Dolby Laboratories, Inc., Class A*	(a)	28,605,263

	Internet Infrastructure Software – 0.65%
573,993	TIBCO Software, Inc.*		6,193,384

	Internet Security – 1.36%
758,468	Symantec Corp.*		12,833,279

	Investment Management / Advisory Services – 2.73%
232,833	Franklin Resources, Inc.	(a)	25,821,180

	Networking Products – 3.71%
389,497	Acme Packet, Inc.*		7,509,502
678,295	Cisco Systems, Inc.*	(a)	17,656,019
323,400	Juniper Networks, Inc.*		9,921,912

			35,087,433

	Retail - Computer Equipment – 0.68%
293,600	Gamestop Corp., Class A*		6,432,776

	Retail - Consumer Electronics – 1.82%
405,400	Best Buy Co., Inc.		17,245,716

	Retail - Discount – 0.91%
145,420	Dollar Tree, Inc.*	(a)	8,611,772

	Retail - Drug Stores – 0.14%
904,000	Rite Aid Corp.*		1,356,000

	Semiconductor Components - Integrated Circuits – 2.97%
598,583	Analog Devices, Inc.	(a)	17,251,162
1,764,300	Integrated Device Technology, Inc.*		10,815,159

			28,066,321

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			March 31, 2010 Value

	Common Stock – (continued)
	United States – (continued)
	Semiconductor Equipment – 0.80%
303,600	Novellus Systems, Inc.*		$7,590,000

	Telecommunication Equipment – 3.15%
443,800	Adtran, Inc.	(a)	11,694,130
2,388,100	Tellabs, Inc.		18,077,917

			29,772,047

	Telecommunication Equipment Fiber Optics – 1.69%
793,400	Corning, Inc.	(a)	16,034,614

	Transport - Services – 0.76%
558,158	Echo Global Logistics, Inc.*	(a)	7,205,820

	Web Hosting / Design – 3.41%
140,071	Equinix, Inc.*	(a)	13,634,511
577,296	Rackspace Hosting, Inc.*		10,812,754
1,120,100	Terremark Worldwide, Inc.*		7,851,901

			32,299,166

	Wireless Equipment – 4.79%
607,669	American Tower Corp., Class A*	(a)	25,892,776
1,424,300	Aruba Network, Inc.*		19,455,938

			45,348,714

	Total United States (Cost $598,861,569)		$713,992,356

	Bermuda – 3.08%
	Semiconductor Components - Integrated Circuits – 3.08%
1,427,818	Marvell Technology Group, Ltd.*	(a)	29,098,931

	Total Bermuda (Cost $24,878,459)		$29,098,931

	Canada – 1.29%
	Enterprise Software / Services – 1.29%
256,537	Open Text Corp.*		12,177,811

	Total Canada (Cost $9,327,907)		$12,177,811

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			March 31, 2010 Value

	Common Stock – (continued)
	China – 10.98%
	Food - Confectionery – 0.51%
6,792,000	Want Want China Holdings, Ltd.		$4,819,752

	Industrial Gases – 1.01%
8,688,674	Yingde Gases Group Co.*		9,600,994

	Instruments - Controls – 1.08%
13,209,151	China Automation Group, Ltd.		10,207,081

	Insurance Brokers – 2.18%
774,056	CNinsure, Inc. - Sponsored ADR	(a)	20,597,630

	Real Estate Management / Services – 2.04%
1,014,562	E-House China Holdings, Ltd. - Sponsored ADS	(a)	19,307,115

	Real Estate Operations / Development – 1.31%
8,274,211	Longfor Properties Co., Ltd.*		9,313,511
9,803,000	Powerlong Real Estate Holdings, Ltd.*		3,042,646

			12,356,157

	Retail - Regional Department Stores – 1.36%
6,426,303	Golden Eagle Retail Group, Ltd.		12,844,829

	Retail - Restaurants – 0.75%
7,177,037	Ajisen China Holdings, Ltd.		7,089,505

	Web Portals / ISP – 0.74%
198,700	Netease.com, Inc. - Sponsored ADR*		7,047,889

	Total China (Cost $94,800,647)		$103,870,952

	France – 1.14%
	Batteries / Battery Systems – 1.14%
271,700	Saft Groupe S.A.		10,788,371

	Total France (Cost $13,173,183)		$10,788,371

	Hong Kong – 10.02%
	Agricultural Operations – 1.03%
7,747,005	China Green Holdings, Ltd.		9,757,714

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			March 31, 2010 Value

	Common Stock – (continued)
	Hong Kong – (continued)
	Alternative Waste Technology – 1.88%
35,036,633	China Everbright International, Ltd.		$17,823,577

	Diversified Operations – 2.41%
15,490,379	Guangdong Investment, Ltd.		8,378,895
3,136,338	Shanghai Industrial Holdings, Ltd.		14,379,648

			22,758,543

	Electronic Measuring Instruments – 0.26%
3,497,060	Wasion Group Holdings, Ltd.		2,477,086

	Gas - Distribution – 0.71%
971,856	Beijing Enterprises Holding, Ltd.		6,752,565

	Lottery Services – 0.82%
54,275,000	REXLot Holdings, Ltd.		7,758,865

	Retail - Apparel / Shoes – 2.91%
42,054,637	Trinity, Ltd.		27,513,954

	Total Hong Kong (Cost $64,331,550)		$94,842,304

	Ireland – 0.98%
	Computer Services – 0.98%
222,000	Accenture PLC, Class A		9,312,900

	Total Ireland (Cost $9,675,892)		$9,312,900

	Israel – 1.53%
	Electronic Components - Semiconductors – 1.53%
615,265	Mellanox Technologies, Ltd.*	(a)	14,501,796

	Total Israel (Cost $10,137,222)		$14,501,796

	Netherlands – 0.45%
	Semiconductor Equipment – 0.45%
119,381	ASML Holding N.V.		4,226,087

	Total Netherlands (Cost $3,684,334)		$4,226,087

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (concluded)

Shares			March 31, 2010 Value

	Common Stock – (continued)
	Singapore – 0.81%
	Electronic Components - Semiconductors – 0.81%
372,400	Avago Technologies, Ltd.*		$7,656,544

	Total Singapore (Cost $7,061,171)		$7,656,544

	United Kingdom – 2.11%
	Electronic Components - Semiconductors – 2.11%
1,868,211	ARM Holdings, PLC - Sponsored ADR	(a)	19,971,176

	Total United Kingdom (Cost $12,072,911)		$19,971,176

	Total Common Stock (Cost $848,004,845)		$1,020,439,228

Contracts

	Purchased Options – 0.19%
	Put Options – 0.19%
	United States – 0.19%
	Registered Investment Company – 0.19%
46,000	Powershares, 06/19/2010, $43.00		1,840,000

	Total Put Options (Cost $8,200,049)		$1,840,000

	Total Purchased Options (Cost $8,200,049)		$1,840,000

	Total Investments in Securities (Cost $856,204,894) – 108.03%		$1,022,279,228

	Other Liabilities in Excess of Assets – (8.03%)**		(76,009,120)

	Net Assets – 100.00%		$946,270,108

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

*	Non-income producing security.

**

Includes $127,327,853 invested in a PNC Bank Money Market Account, which is 13.46% of net assets and foreign currency with a U.S. Dollar value of $2,480,606 held in custody at PFPC Trust, which is 0.26% of net assets.

At December 31, 2009, the aggregate cost for Federal income tax purposes of portfolio investments, securities sold, not yet purchased, and purchased options was $822,081,478, $380,009,544 and $8,200,049, respectively.

For Federal income tax purposes, at December 31, 2009, accumulated net unrealized gain on portfolio investments, securities sold, not yet purchased, and purchased options was $133,011,400, consisting of $184,011,861 gross unrealized gain and $51,000,461 gross unrealized loss.

ADR	American Depository Receipt

ADS	American Depository Share

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares		March 31, 2010 Value

	Securities Sold, Not Yet Purchased – 48.01%
	Common Stock – 48.01%
	United States – 20.83%
	Cable / Satellite Television – 0.74%
390,515	Comcast Corp., Class A	$7,017,555

	Commercial Banks - Southern U.S. – 0.92%
269,110	BB&T Corp.	8,716,473

	Commercial Banks - Western U.S. – 0.55%
444,960	Cathay General Bancorp	5,183,784

	Computers - Memory Devices – 1.14%
277,627	Western Digital Corp.	10,824,677

	Electric - Integrated – 3.65%
421,911	Consolidated Edison, Inc.	18,791,916
159,900	PG&E Corp.	6,782,958
270,000	Southern Co.	8,953,200

		34,528,074

	Electronic Components - Semiconductors – 2.34%
768,500	Amkor Technology, Inc.	5,433,295
88,400	Cavium Networks, Inc.	2,197,624
585,670	Fairchild Semiconductor International, Inc.	6,237,385
295,300	Microchip Technology, Inc.	8,315,648

		22,183,952

	Finance - Other Services – 0.65%
206,674	NYSE Euronext	6,119,617

	Multi-Media – 0.74%
204,810	Meredith Corp.	7,047,512

	Paper & Related Products – 0.20%
75,400	International Paper Co.	1,855,594

	Recreational Centers – 0.85%
286,398	Life Time Fitness, Inc.	8,047,784

	REITS - Apartments – 4.28%
197,636	AvalonBay Communities, Inc.	17,065,869
231,027	Camden Property Trust	9,617,654

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		March 31, 2010 Value

	Common Stock – (continued)
	United States – (continued)
	REITS - Apartments (continued)
153,100	Essex Property Trust, Inc.	$13,771,345

		40,454,868

	REITS - Single Tenant – 0.62%
192,000	Realty Income Corp.	5,892,480

	REITS - Warehouse / Industrial – 0.62%
213,864	AMB Property Corp.	5,825,655

	Semiconductor Components - Integrated Circuits – 1.17%
137,400	Power Integrations, Inc.	5,660,880
464,658	Sigma Designs, Inc.	5,450,438

		11,111,318

	Telecommunication Equipment – 0.19%
145,692	Arris Group, Inc.	1,749,761

	Telephone - Integrated – 2.17%
388,600	AT&T, Inc.	10,041,424
338,100	Verizon Communications, Inc.	10,487,862

		20,529,286

	Total United States (Proceeds $180,744,889)	$197,088,390

	Cayman Islands – 0.91%
	Computers - Memory Devices – 0.91%
470,501	Seagate Technology	8,591,348

	Total Cayman Islands (Proceeds $8,871,170)	$8,591,348

	China – 4.54%
	Airport Development / Maintenance – 0.21%
3,256,000	Beijing Capital International Airport Co., Ltd., Class H	1,945,708

	Commercial Banks - Non U.S. – 0.60%
10,585,000	Bank Of China, Ltd., Class H	5,643,735

	Electric - Generation – 0.96%
8,716,482	Datang International Power Generation Co., Ltd., Class H	3,951,476

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		March 31, 2010 Value

	Common Stock – (continued)
	China – (continued)
	Electric - Generation (continued)
8,803,831	Huaneng Power International, Inc., Class H	$5,113,563

		9,065,039

	Energy - Alternate Sources – 0.77%
6,188,000	China Longyuan Power Group Corp., Class H	7,331,849

	Internet Content - Entertainment – 0.81%
176,400	Shanda Interactive Entertainment, Ltd. - Sponsored ADR	7,689,276

	Internet Content - Information / Network – 0.38%
6,100	Baidu.com, Inc. - Sponsored ADR	3,641,700

	Multi-Line Insurance – 0.12%
131,113	Ping An Insurance (Group) Co. of China, Ltd., Class H	1,129,659

	Property / Casualty Insurance – 0.21%
1,931,244	PICC Property & Casualty Co., Ltd., Class H	1,967,384

	Real Estate Operations / Development – 0.43%
2,495,600	Guangzhou R&F Properties Co., Ltd., Class H	4,088,250

	Semiconductor Components - Integrated Circuits – 0.05%
77,100	Semiconductor Manufacturing International Corp. - Sponsored ADR	491,898

	Total China (Proceeds $42,720,659)	$42,994,498

	Finland – 2.36%
	Wireless Equipment – 2.36%
1,437,303	Nokia Corp. - Sponsored ADR	22,335,689

	Total Finland (Proceeds $19,501,294)	$22,335,689

	Germany – 1.44%
	Auto - Cars / Light Trucks – 0.13%
25,843	Bayerische Motoren Werke AG	1,195,218

	Electronic Components - Semiconductors – 0.25%
159,228	Solarworld AG	2,405,527

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		March 31, 2010 Value

	Common Stock – (continued)
	Germany – (continued)
	Power Conversion / Supply Equipment – 0.44%
34,305	SMA Solar Technology AG	$4,212,464

	Semiconductor Equipment – 0.46%
119,784	Aixtron AG	4,315,395

	Transport - Services – 0.16%
88,215	Deutsche Post AG	1,533,235

	Total Germany (Proceeds $13,600,751)	$13,661,839

	Hong Kong – 3.11%
	Building Products - Cement / Aggregate – 0.09%
1,774,000	China Resources Cement Holdings, Ltd.	856,762

	Cellular Telecommunications – 0.84%
829,135	China Mobile, Ltd.	7,976,663

	Diversified Operations – 0.35%
275,500	Swire Pacific, Ltd., Class A	3,313,934

	Real Estate Operations / Development – 1.83%
2,588,741	Hysan Development Co., Ltd.	7,484,803
652,456	Sun Hung Kai Properties, Ltd.	9,814,529

		17,299,332

	Total Hong Kong (Proceeds $28,304,723)	$29,446,691

	Japan – 7.95%
	Airlines – 0.28%
939,327	All Nippon Airways Co., Ltd.	2,684,065

	Audio / Video Products – 1.52%
514,912	Panasonic Corp.	7,880,141
522,674	Sharp Corp.	6,538,985

		14,419,126

	Auto - Cars / Light Trucks – 0.43%
2,960,670	Mitsubishi Motors Corp.	4,024,006

	Computers - Integrated Systems – 0.54%
1,538	NTT Data Corp.	5,127,189

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		March 31, 2010 Value

	Common Stock – (continued)
	Japan – (continued)
	Computers - Memory Devices – 0.76%
107,594	TDK Corp.	$7,162,150

	Electric Products - Miscellaneous – 0.31%
69,200	Funai Electric Co., Ltd.	2,917,879

	Electronic Components - Miscellaneous – 0.32%
52,400	Murata Manufacturing Co., Ltd.	2,977,767

	Electronic Connectors – 0.48%
39,700	Hirose Electric Co., Ltd.	4,580,092

	Electronic Measuring Instruments – 0.59%
222,964	Advantest Corp.	5,578,844

	Office Automation & Equipment – 1.01%
610,060	Ricoh Co., Ltd.	9,532,139

	Photo Equipment & Supplies – 0.16%
46,139	Olympus Corp.	1,481,339

	Printing - Commercial – 0.50%
352,835	Dai Nippon Printing Co., Ltd.	4,769,139

	Toys – 0.34%
330,668	Namco Bandai Holdings, Inc.	3,223,855

	Web Portals / ISP – 0.71%
18,452	Yahoo! Japan Corp.	6,723,966

	Total Japan (Proceeds $67,594,411)	$75,201,556

	South Korea – 0.25%
	Electronic Components - Miscellaneous – 0.25%
134,214	LG Display Company, Ltd. - Sponsored ADR	2,372,904

	Total South Korea (Proceeds $1,960,088)	$2,372,904

	Sweden – 1.01%
	Wireless Equipment – 1.01%
916,221	Telefonaktiebolaget LM Ericsson - Sponsored ADR	9,556,185

	Total Sweden (Proceeds $9,091,192)	$9,556,185

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (concluded)

Shares		March 31, 2010 Value

	Common Stock – (continued)
	Switzerland – 1.81%
	Computers - Peripheral Equipment – 0.90%
523,852	Logitech International SA	$8,559,742

	Electronic Components - Semiconductors – 0.91%
869,874	STMicroelectronics NV	8,576,957

	Total Switzerland (Proceeds $14,533,643)	$17,136,699

	Taiwan – 2.99%
	Electronic Components - Miscellaneous – 1.20%
1,000,575	AU Optronics Corp. - Sponsored ADR	11,336,515

	Semiconductor Components - Integrated Circuits – 1.79%
1,452,337	Siliconware Precision Industries Co. - Sponsored ADR	8,728,545
2,174,100	United Microelectronics Corp. - Sponsored ADR	8,174,616

		16,903,161

	Total Taiwan (Proceeds $27,102,936)	$28,239,676

	United Kingdom – 0.81%
	Semiconductor Components - Integrated Circuits – 0.81%
1,101,778	CSR, PLC.	7,654,485

	Total United Kingdom (Proceeds $5,781,360)	$7,654,485

	Total Securities Sold, Not Yet Purchased (Proceeds
	$419,807,116)	$454,279,960

Advantage Advisers Xanthus Fund L.L.C.

Schedule of Swap Contracts (Unaudited)

Notional Amount	Maturity Date		March 31, 2010 Unrealized Gain/(Loss)

	Swap Contracts - (0.20%)
	Total Return Swap Contracts - Long - (0.02%)
	E-Commerce / Services - (0.00%)
$13,213,205	12/21/2010	Rakuten, Inc.	$(11,550)

		Agreement with Morgan Stanley, dated 04/14/2009 to receive the total return of the shares of Rakuten, Inc. in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.60%

	Eletronic Components - Semiconductors - 0.04%
10,154,678	12/29/2011	Samsung Electronics Co., Ltd.	110,991

Agreement with Morgan Stanley, dated 12/23/2009 to receive the total return of the shares of Samsung Electronics Co., Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.90%

25,116,415	3/31/2012	Samsung Electronics Co., Ltd.	277,549

Agreement with Morgan Stanley, dated 03/26/2010 to receive the total return of the shares of Samsung Electronics Co., Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.65%

			388,540

	Enterprise Software / Services - (0.00%)
29,989,581	6/2/2011	Oracle Corp.	(2,557)

		Agreement with Morgan Stanley, dated 06/25/2009 to receive the total return of the shares of Oracle Corp. in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.45%

	Web Portals / ISP - (0.07%)
51,298,759	6/2/2011	Google, Inc.	388,766

		Agreement with Morgan Stanley, dated 08/04/2009 to receive the total return of the shares of Google, Inc. in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.45%

Advantage Advisers Xanthus Fund L.L.C.

Schedule of Swap Contracts (Unaudited) (Continued)

Notional Amount	Maturity Date		March 31, 2010 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Long - (continued)
	Web Portals / ISP - (continued)
$26,633,311	3/31/2012	NHN Corp.	$(1,111,493)

		Agreement with Morgan Stanley, dated 03/26/2010 to receive the total return of the shares of NHN Corp. in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.65%

			(722,727)

	Wireless Equipment - 0.01%
29,327,818	6/2/2011	QUALCOMM, Inc.	109,991

		Agreement with Morgan Stanley, dated 05/27/2009 to receive the total return of the shares of QUALCOMM, Inc. in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.46%

	Total Long Swap Contracts		$(238,303)

Advantage Advisers Xanthus Fund L.L.C.

Schedule of Swap Contracts (Unaudited) (Continued)

Notional Amount	Maturity Date		March 31, 2010 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (0.18%)
	Audio / Video Products - (0.02%)
$6,567,242	12/21/2010	Pioneer Corp.	$(175,548)

Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Pioneer Corp. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 3.50%.

	Auto - Cars / Light Trucks - 0.01%
4,760,301	3/29/2012	Volvo AB, Class B	118,143

Agreement with Morgan Stanley, dated 03/26/2010 to deliver the total return of the shares of Volvo AB, Class B in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.50%.

	Capacitors - (0.00%)
7,933,242	12/21/2010	Taiyo Yuden Co., Ltd.	(26,584)

Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Taiyo Yuden Co., Ltd.. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.87%.

	Circuit Boards - (0.01%)
4,400,253	1/21/2011	Nan Ya Printed Circuit Board Corp.	(92,967)

Agreement with Morgan Stanley, dated 11/03/2009 to deliver the total return of the shares of Nan Ya Printed Circuit Board Corp. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 9.00%.

	Computers - 0.00%
3,489,349	1/21/2011	Acer, Inc.	11,133

		Agreement with Morgan Stanley, dated 06/18/2009 to deliver the total return of the shares of Acer, Inc. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 4.00%.

Advantage Advisers Xanthus Fund L.L.C.

Schedule of Swap Contracts (Unaudited) (Continued)

Notional Amount	Maturity Date		March 31, 2010 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Computers - (continued)
$6,888,175	1/21/2011	Foxconn Technology Co., Ltd.	$(1,042)

Agreement with Morgan Stanley, dated 05/21/2009 to deliver the total return of the shares of Foxconn Technology Co., Ltd. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 5.41%.

1,157,155	1/21/2011	Quanta Computer, Inc.	(7,202)

Agreement with Morgan Stanley, dated 06/18/2009 to deliver the total return of the shares of Quanta Computer, Inc. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 6.50%.

			2,889

	Computer Peripheral Equipment - 0.01%
5,541,815	1/21/2011	Chimei Innolux Corp.	106,600

Agreement with Morgan Stanley, dated 03/18/2010 to deliver the total return of the shares of Chimei Innolux Corp. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 2.50%.

	Electric - Integrated - 0.00%
1,948,092	3/31/2012	Korea Electric Power Corp.	22,067

Agreement with Morgan Stanley, dated 03/26/2010 to deliver the total return of the shares of Korea Electric Power Corp. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 2.00%.

	Electric Products - Miscellaneous - 0.00%
7,760,652	12/21/2010	Casio Computer Co., Ltd.	20,519

Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Casio Computer Co., Ltd. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.40%.

Advantage Advisers Xanthus Fund L.L.C.

Schedule of Swap Contracts (Unaudited) (Continued)

Notional Amount	Maturity Date		March 31, 2010 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Electronic Components - Miscellaneous - (0.00%)
$6,468,659	12/21/2010	Alps Electric Co., Ltd.	$(59,321)

Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Alps Electric Co., Ltd. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.40%.

	Electronic Components - Semiconductors - (0.15%)
7,262,609	12/21/2010	Elpida Memory, Inc.	(33,283)

Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Elpida Memory, Inc. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.40%.

4,648,889	1/21/2011	Epistar Corp.	665

Agreement with Morgan Stanley, dated 02/23/2010 to deliver the total return of the shares of Epistar Corp. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 6.50%.

12,553,791	3/31/2012	Hynix Semiconductor, Inc.	(831,275)

Agreement with Morgan Stanley, dated 03/26/2010 to deliver the total return of the shares of Hynix Semiconductor, Inc. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 4.50%.

2,917,906	1/3/2012	Renewable Energy Corp. AS	(269,331)

Agreement with Morgan Stanley, dated 01/13/2010 to deliver the total return of the shares of Renewable Energy Corp. AS in exchange for an amount to be received monthly equal to the one month LIBOR rate less 8.50%.

Advantage Advisers Xanthus Fund L.L.C.

Schedule of Swap Contracts (Unaudited) (Concluded)

Notional Amount	Maturity Date		March 31, 2010 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Electronic Components - Semiconductors - (continued)
$6,129,077	12/21/2010	Shinko Electric Industries Co., Ltd.	$(286,369)

Agreement with Morgan Stanley, dated 10/29/2009 to deliver the total return of the shares of Shinko Electric Industries Co., Ltd. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.40%.

			(1,419,593)

	Metal Processors & Fabrication - (0.01%)
2,098,593	1/21/2011	Catcher Technology Co., Ltd.	(96,412)

Agreement with Morgan Stanley, dated 09/25/2009 to deliver the total return of the shares of Catcher Technology Co., Ltd. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 6.63%.

	Power Conversion / Supply Equipment - (0.01%)
9,238,282	1/3/2012	Vestas Wind Systems AS	(121,319)

Agreement with Morgan Stanley, dated 12/28/2009 to deliver the total return of the shares of Vestas Wind Systems AS in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.50%.

	Total Short Swap Contracts		$(1,721,526)

Advantage Advisers Xanthus Fund L.L.C.

The following is a summary of the inputs used, as of March 31, 2010, in valuing the Company's investments at fair value.

Valuation Inputs	Investments in Securities	Securities Sold, Not Yet Purchased	Other Financial Instruments

Level 1—Quoted Prices
Common Stock	$1,020,439,228	$(454,279,960)	$—
Purchased Options	1,840,000	—	—
Level 2—Other Significant Observable Inputs
Total Return Swaps	—	—	(1,959,829)
Level 3—Other Significant Unobservable Inputs	—	—	—

Total	$1,022,279,228	$(454,279,960)	$(1,959,829)

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advantage Advisers Xanthus Fund, LLC

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	May 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	May 17, 2010

By (Signature and Title)*	/s/ Vineet Bhalla
Vineet Bhalla, Chief Financial Officer
(principal financial officer)

Date	May 17, 2010

* Print the name and title of each signing officer under his or her signature.